Prepayments and other receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Prepayments and other receivables
Prepayments and other receivables

	As of December 31, 2018	As of December 31, 2017
	£'000s	£'000s
Prepayments	1,362	1,138
Other receivables	1,101	672
Total prepayments and other receivables	2,463	1,810

The prepayments balance includes prepayments for insurance and clinical activities.